Contract costs - Summary of Capitalised Contract Costs (Net) (Details)	Feb. 28, 2021 USD ($)
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Capitalised contract costs (net)	$ 2,773,611